Trade Receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of trade receivables
	December 31
	2025	2024

Vericel (see note 18b)	-	472
BARDA (see note 18a)	-	877
MTEC (see note 18c)	1,114	2,339
Other trade receivables	619	1,229
Less provision for expected credit loss	(112)	(117)

	1,621	4,800